Accrued Expenses - Summary of Accrued Expenses (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Repairs and maintenance	¥ 4,312	¥ 4,468
Jet fuel costs	1,846	1,900
Salaries and welfare	3,974	3,212
Landing and navigation fees	2,612	2,492
Computer reservation services	461	585
Provision for major overhauls	883	821
Interest expenses	345	771
Air catering expenses	147	166
Provision for early retirement benefits	1	2
Others	1,164	1,265
Accrued expenses	¥ 15,745	¥ 15,682	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).